RELATED PARTY FINANCING (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Notes receivable from affiliates				$ 57	$ 327
Notes payable to affiliates				882	1,023
Subsidiaries of Huntsman International
Related Party Transaction [Line Items]
Notes receivable from affiliates				57	327
Notes payable to affiliates		$ 0		$ 882	1,023
Weighted average interest rate				4.00%
A/R Programs | Huntsman International
Related Party Transaction [Line Items]
Net Receivable in A/R Programs				$ 106	110
Losses on the A/R Programs	$ (1)	$ (1)	$ (4)	$ 5	$ 3	$ 4